Note 1 - Basis of Presentation and Organization: Current Business of The Company (Policies)	6 Months Ended
Jun. 30, 2012
Current Business of The Company:
Current Business of The Company

Current Business of the Company

The Company was capitalized in August and December, 2010. The company formed plans to offer an on-line resource for billeting teams and clubs wishing to travel or to host other teams and clubs.